Convertible Loans Due from a Related Party (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Aug. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Convertible Loans Due from One Related Party [Line Items]
Convertible loans due from a related party	¥ 104,429						$ 15,041	¥ 0
Particle [Member] | Loans Granted to Related Party in January and April 2016 [Member] | Series D1 convertible redeemable preferred shares [Member]
Schedule of Convertible Loans Due from One Related Party [Line Items]
Aggregate amount of converting convertible loans due from related party	¥ 143,800	$ 20,700
Conversion price per share from Loans into Series D1 preferred shares | $ / shares		$ 0.876847
Particle [Member] | Loan Granted to Related Party in January 2016 [Member]
Schedule of Convertible Loans Due from One Related Party [Line Items]
Maturity of short-term unsecured loans						12 months
Principal amount of loans granted to Particle | $						$ 10,000
Interest rate of short-term unsecured loans						4.35%
Particle [Member] | Loan Granted to Related Party in April 2016 [Member]
Schedule of Convertible Loans Due from One Related Party [Line Items]
Maturity of short-term unsecured loans					12 months
Principal amount of loans granted to Particle | $					$ 10,000
Interest rate of short-term unsecured loans					4.35%
Particle [Member] | Loan Granted to Related Party in August 2016 [Member]
Schedule of Convertible Loans Due from One Related Party [Line Items]
Maturity of short-term unsecured loans	12 months	12 months	6 months	6 months
Principal amount of loans granted to Particle			¥ 98,100	$ 14,800
Interest rate of short-term unsecured loans			4.35%	4.35%
Convertible loans due from a related party	¥ 104,400						$ 15,000
Particle [Member] | Loan Granted to Related Party in August 2016 [Member] | Series D1 convertible redeemable preferred shares [Member]
Schedule of Convertible Loans Due from One Related Party [Line Items]
Conversion price per share from Loans into Series D1 preferred shares | $ / shares		$ 1.071803